Commodity And Other Derivative Contractual Assets And Liabilities (Derivative Assets and Liabilities From Balance Sheet to Net Amounts After Consideration Netting Arrangements with Counterparties and Financial Collateral) (Details) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative assets: Amounts Presented in Balance Sheet	$ 238	$ 401
Derivative assets: Offsetting Financial Instruments	(113)	(193)
Derivative assets: Financial Collateral (Received) Pledged	(1)	(20)
Derivative assets: Net Amounts	124	188
Derivative liabilities: Amounts Presented in Balance Sheet	(316)	(348)
Derivative liabilities: Offsetting Financial Instruments	113	193
Derivative liabilities: Financial Collateral (Received) Pledged	1	136
Derivative liabilities: Net Amounts	(202)	(19)
Derivative, Fair Value, Net	(78)	53
Derivative (Assets) Liability, Fair Value of Collateral, Net	0	116
Derivative Assets (Liability), Fair Value, Amount Offset Against Collateral	(78)	169
Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets: Amounts Presented in Balance Sheet	220	396
Derivative assets: Offsetting Financial Instruments	(113)	(193)
Derivative assets: Financial Collateral (Received) Pledged	(1)	(20)
Derivative assets: Net Amounts	106	183
Derivative liabilities: Amounts Presented in Balance Sheet	(316)	(332)
Derivative liabilities: Offsetting Financial Instruments	113	193
Derivative liabilities: Financial Collateral (Received) Pledged	1	136
Derivative liabilities: Net Amounts	(202)	(3)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative assets: Amounts Presented in Balance Sheet	18	5
Derivative assets: Offsetting Financial Instruments	0	0
Derivative assets: Financial Collateral (Received) Pledged	0	0
Derivative assets: Net Amounts	18	5
Derivative liabilities: Amounts Presented in Balance Sheet	0	(16)
Derivative liabilities: Offsetting Financial Instruments	0	0
Derivative liabilities: Financial Collateral (Received) Pledged	0	0
Derivative liabilities: Net Amounts	$ 0	$ (16)